Summary of Operating Segment Information (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Segment Reporting Information [Line Items]
Net sales		$ 3,750	$ 3,629	$ 3,289	$ 3,670	$ 3,746	$ 3,901	$ 3,910	$ 3,879	$ 14,338	$ 15,436		$ 16,378
Operating EBITDA	[1]									3,439
Equity in earnings of nonconsolidated affiliates										187	85		448
Restructuring Charges	[2]									845	152		97
Depreciation and amortization										1,373	1,402		1,539
Total Assets		70,904				69,349				70,904	69,349		187,855
Investments in nonconsolidated affiliates		889				1,171				889	1,171		1,642
Capital Expenditure, Accrual										833	1,116		987
Net charge related to a joint venture											(208)
DowDuPont Cost Synergy Program [Member]
Segment Reporting Information [Line Items]
Restructuring Charges										11	37	[3]	101	[3]
Electronics & Industrial
Segment Reporting Information [Line Items]
Net sales										4,674	4,446		4,559
Operating EBITDA	[1]									1,468
Equity in earnings of nonconsolidated affiliates										34	24	[4]	23
Restructuring Charges	[2]									7	47		2
Depreciation and amortization										411	409		462
Total Assets		15,065				16,000				15,065	16,000		15,689
Investments in nonconsolidated affiliates		505				510				505	510		519
Capital Expenditure, Accrual										345	363		310
Electronics & Industrial | DowDuPont Cost Synergy Program [Member]
Segment Reporting Information [Line Items]
Restructuring Charges													2
Mobility & Materials
Segment Reporting Information [Line Items]
Net sales										4,005	4,690		5,214
Operating EBITDA	[1]									588
Equity in earnings of nonconsolidated affiliates										19			(4)
Restructuring Charges	[2]									351	15		2
Depreciation and amortization										408	425		449
Total Assets		9,204				11,497				9,204	11,497		11,552
Investments in nonconsolidated affiliates		67				76				67	76		76
Capital Expenditure, Accrual										152	284		249
Mobility & Materials | DowDuPont Cost Synergy Program [Member]
Segment Reporting Information [Line Items]
Restructuring Charges										1	0		2
Corporate
Segment Reporting Information [Line Items]
Net sales										666	1,099		1,311
Water & Protection
Segment Reporting Information [Line Items]
Net sales										4,993	5,201		5,294
Operating EBITDA	[1]									1,313
Equity in earnings of nonconsolidated affiliates										26	27	[4]	24
Restructuring Charges	[2]									48	32		24
Depreciation and amortization										502	507		553
Total Assets		15,142				15,060				15,142	15,060		14,498
Investments in nonconsolidated affiliates		315				326				315	326		328
Capital Expenditure, Accrual										328	459		405
Water & Protection | DowDuPont Cost Synergy Program [Member]
Segment Reporting Information [Line Items]
Restructuring Charges										5	7		24
Corporate
Segment Reporting Information [Line Items]
Net sales										666	1,099		1,311
Operating EBITDA	[1]									70
Equity in earnings of nonconsolidated affiliates										108			405
Restructuring Charges	[2]									439	58		69
Depreciation and amortization										52	61		75
Total Assets		10,024				5,514				10,024	5,514		13,215
Investments in nonconsolidated affiliates		2				259				2	259		719
Capital Expenditure, Accrual										8	10		23
Net charge related to a joint venture											(208)
Corporate | DowDuPont Cost Synergy Program [Member]
Segment Reporting Information [Line Items]
Restructuring Charges	[5]									5	30		73
Pro Forma
Segment Reporting Information [Line Items]
Pro Forma Operating EBITDA	[1]										4,144		4,393
Depreciation and amortization													1,539
Pro Forma | Electronics & Industrial
Segment Reporting Information [Line Items]
Pro Forma Operating EBITDA	[1]										1,454		1,584
Pro Forma | Mobility & Materials
Segment Reporting Information [Line Items]
Pro Forma Operating EBITDA	[1]										954		1,105
Pro Forma | Water & Protection
Segment Reporting Information [Line Items]
Pro Forma Operating EBITDA	[1]										1,370		1,222
Pro Forma | Corporate
Segment Reporting Information [Line Items]
Pro Forma Operating EBITDA	[1]										366		482
Adjusted for significant items [Member]
Segment Reporting Information [Line Items]
Equity in earnings of nonconsolidated affiliates	[4]										313
Adjusted for significant items [Member] | Mobility & Materials
Segment Reporting Information [Line Items]
Equity in earnings of nonconsolidated affiliates	[4]										4
Adjusted for significant items [Member] | Corporate
Segment Reporting Information [Line Items]
Equity in earnings of nonconsolidated affiliates	[4]										258
Income (Loss) From Equity Method Investments [Domain]
Segment Reporting Information [Line Items]
Net charge related to a joint venture											224
Income (Loss) From Equity Method Investments [Domain] | DowDuPont Cost Synergy Program [Member]
Segment Reporting Information [Line Items]
Restructuring Charges											4		4
Continuing Operations [Member]
Segment Reporting Information [Line Items]
Total Assets		$ 49,435				$ 48,071				$ 49,435	$ 48,071		$ 54,954

[1]	A reconciliation of "Income (loss) from continuing operations, net of tax" to Operating EBITDA and pro forma Operating EBITDA, as applicable, is provided in the table on the following page.
[2]	See Note 5 for information regarding the Company's restructuring programs and asset related charges.
[3]	The charge for the years ended December 31, 2019 and 2018 includes $33 million and $97 million, respectively, which was recognized in "Restructuring and asset related charges - net." The charge for the years ended December 31, 2019 and 2018 also includes $4 million which was recognized in "Equity in earnings of nonconsolidated affiliates" in the Consolidated Statements of Operations.
[4]	Represents equity in earnings (losses) of nonconsolidated affiliates included in pro forma Operating EBITDA, the Company's measure of profit/loss for segment reporting purposes, which excludes significant items. Accordingly, Corporate presented above excludes a net charge of $224 million related to a joint venture and the Mobility & Materials segment reflects a restructuring charge of $4 million which are presented in "Equity in earnings of nonconsolidated affiliates" in the Company's Consolidated Statement of Operations.
[5]	Severance and related benefit costs were recorded at Corporate.